OTHER OPERATING (EXPENSE) INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other operating income expense [Abstract]
Disclosure of detailed information for other operating expenses income [Text Block]

	2020	2019	2018
	US$’000	US$’000	US$’000

Impairment loss on ships (Note 14)	(16,282)	(16,995)	-
Impairment loss on right-of-use ships (Note 15)	-	(2,250)	-
Impairment loss on goodwill and intangibles	-	(3,179)	-
Impairment loss on disposal group held for sale	(576)	-	-
Impairment loss on office equipment, furniture and fittings and motor vehicles	(138)	-	-
Foreign exchange gain (loss)	5,205	(330)	4,261
Gain on deemed disposal of previously held joint venture interest	-	-	213
Gain on disposal of business	-	-	3,255
Other operating income (expense)	57	(805)	(1,707)
	(11,734)	(23,559)	6,022